Note 5 - Equity (Details Textual)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Proceeds from Issuance of Common Stock | $							$ 211,000	$ 0	$ 0	$ 74,684,000
Stock Issued During Period, Value, New Issues | $					$ 69,000	$ 141,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures (in shares)							134,933
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							1,496,000		842,832
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares							$ 0.49		$ 1.26
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares							$ 0.6		$ 1.49
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				150,000			979,376		452,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares				$ 3.73			$ 0.6		$ 1.49
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)									4 years
Share Based Compensation Arrangement by Share Based Payment Award, Number of Installment Periods				4			4		4
The 2015 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	1,750,000		2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)							5,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)							27,752
WPD Pharmaceuticals [Member] | License Termination [Member]
Stock Issued During Period, Shares, New Issues (in shares)		822,115				822,115
Payment, Related to Termination Clause | $						$ 700,000
Stock Issued During Period, Value, New Issues | $		$ 800,000				$ 800,000
Lincoln Park Transaction [Member]
Stock Issued During Period, Shares, New Issues (in shares)							225,568
Proceeds from Issuance of Common Stock | $							$ 200,000
Purchase Agreement, Common Stock, Available Amount | $							$ 19,800,000